INCOME TAXES - Rollforward of valuation allowances of deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 10,356
Additions of valuation allowance	13,579
Utilization of deferred tax assets	(299)
Balance as of the end of the year	$ 23,636